Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (35,528)	$ (51,869)	$ (109,228)
Adjustments for:
Finance costs	1,531	1,944	791
Investment income	(1)		(62)
Investment loss from long term equity investment	3	4
Interest income from investment at amortized cost	(116)	(701)
Fair value loss on financial liabilities at FVTPL			39,171
Loss on disposal of items of property, plant and equipment		23
Depreciation of property, plant and equipment	741	982	1,213
Amortization of intangible assets	22	22	25
Depreciation of right-of-use assets	650	866	984
Equity-settled share-based payment expenses	1,532	2,450	4,330
(Increase)/Decrease in prepayments, other receivables and other assets	165	(460)	(436)
(Increase)/Decrease in non-current assets	51	(22)	45
Increase/(Decrease) in trade payables	2,491	(4,202)	1,252
Increase/(Decrease) in other payables and accruals	7	(856)	263
Increase/(Decrease) in contract liabilities	(5,000)		5,000
Net cash flows used in operating activities	(33,452)	(51,819)	(56,652)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(187)	(170)	(200)
Proceeds from disposal of items of property, plant and equipment		33	1
Purchases of financial assets at FVTPL	(5,032)		(7)
Disposal of financial assets at FVTPL	5,039		21,039
Purchases of investments at amortized cost	(15,400)	(60,546)	(31,849)
Recovery of short-term investments at amortized cost		92,259
Interest received from investment at amortized cost		701
Addition of investments in associate		(4,212)
Received investment income of financial assets at FVTPL	1		62
Net cash flows (used in)/provided by investing activities	(15,579)	28,065	(10,954)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares			91,780
Addition of bank borrowings	37,719	44,702	50,234
Bank borrowings interest paid	(1,169)	(1,871)	(602)
Repayment of bank borrowings	(39,729)	(48,542)	(24,069)
Exercise of share options		152
Payment for lease liabilities	(633)	(1,020)	(1,103)
Net cash flows provided by/(used in) financing activities	(3,812)	(6,579)	116,240
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(52,843)	(30,333)	48,634
Cash and cash equivalents at beginning of year	60,902	91,492	42,758
Effect of foreign exchange rate changes, net	(3)	(257)	100
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 8,056	$ 60,902	$ 91,492